Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Contingent consideration, current	$ 3,253	$ 750	$ 759
Contingent consideration, non-current	3,752	6,121
Contingent Consideration	7,005	6,871	$ 8,968
Contingent consideration - Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, current	0	750
Contingent consideration, non-current	1,266	654
Contingent consideration - EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, current	3,253	0
Contingent consideration, non-current	$ 2,486	$ 5,467